EARNINGS PER SHARE (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Convertible Notes [Member] CNY	Dec. 31, 2012 Convertible Notes [Member] CNY	Dec. 31, 2011 Convertible Notes [Member] CNY	Dec. 31, 2013 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2013 Convertible Notes [Member]	Dec. 31, 2012 Convertible Notes [Member]
Schedule of Basic Earnings Per Share and Diluted Earnings Per Share [Line Items]
Shares excluded in computation of diluted EPS								1,783,636	1,382,531	1,254,933	7,454,208	7,454,208
Gain on change in fair value					(133,404)	(87,099)	198,547
Foreign exchange gain	8,231	49,830	217	15,849	32,318	2,583	57,337
Interest expenses	$ 8,945	54,149	119,416	46,868			23,606